Leases (Details) - Schedule of Supplemental Consolidated Balance Sheet Information Related to Leases - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of Supplemental Consolidated Balance Sheet Information Related to Leases [Line Items]
Operating lease assets	$ 4,959,255		$ 4,959,255		$ 5,305,881	$ 3,483,042
Finance lease assets	14,001		14,001		18,467	25,664
Total lease assets	4,973,256		4,973,256		5,324,348	3,508,706
Operating lease liabilities – current	859,820		859,820		824,326	41,513
Operating lease liabilities – noncurrent	4,746,575		4,746,575		5,090,170	3,441,642
Finance lease liabilities – current	7,081		7,081		7,184	7,634
Finance lease liabilities – noncurrent	8,821		8,821		12,959	18,860
Total lease liabilities	5,622,297		5,622,297		5,934,639	3,509,649
Operating lease expense	228,633	$ 241,852	685,900	$ 582,449	811,082	219,712
Finance lease expense:
Amortization of finance lease assets	1,414	1,413	4,242	8,804	5,594	2,998
Interest on finance lease liabilities	424	553	1,373	1,791	2,248	3,636
Total lease expense	$ 230,471	$ 243,818	$ 691,515	593,044	$ 818,924	$ 226,346
Weighted-average remaining lease terms operating lease	8 years		8 years		9 years	9 years 10 months 24 days
Weighted-average remaining lease terms finance lease	2 years 6 months		2 years 6 months		3 years 3 months 18 days	4 years 6 months
Weighted-average discount rate operating lease	7.80%		7.80%		7.80%	7.80%
Weighted-average discount rate finance lease	7.80%		7.80%		7.80%	7.80%
Operating cash flows from operating leases			$ 355,133	111,391	$ 202,844	$ 100,292
Operating cash flows from finance leases related to interest expense			8,507	1,791	2,248	3,636
Financing cash flows from finance leases			5,375	7,396	9,691	5,839
Leased assets obtained in exchange for new finance lease liabilities			14,001	18,187	18,467	25,664
Leased assets obtained in exchange for new operating lease liabilities